Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions		3 Months Ended
		Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		$ 2,042
Gains/(losses) recorded in income	[1]	(2)
Gains/(losses) recorded in OCI		54
Purchases/ Issuances		32
Sales/ Settlements		(105)
Transfers into/out of Level 3		(32)
Fair value, ending balance		1,989	$ 2,042
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(4)
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		20
Gains/(losses) recorded in income	[1]	(15)
Sales/ Settlements		8
Transfers into/out of Level 3		(21)
Fair value, ending balance		(8)	20
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(15)
Obligations related to securities sold short [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance			(2)
Fair value, beginning balance			(2)
Transfers into/out of Level 3			2	$ (2)
Fair value, ending balance				(2)
Fair value, ending balance				(2)
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		10	25	48
Gains/(losses) recorded in income	[1]		1
Purchases/ Issuances		3	1	3
Sales/ Settlements		(2)	(13)	(6)
Transfers into/out of Level 3		(2)	(4)	(20)
Fair value, ending balance		9	10	25
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		10
Purchases/ Issuances		2
Sales/ Settlements		(2)
Transfers into/out of Level 3		(2)
Fair value, ending balance		8	10
Trading assets [member] | Trading loans [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases/ Issuances		1
Fair value, ending balance		1
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		2,012	1,901	1,822
Gains/(losses) recorded in income	[1]	13	51	13
Gains/(losses) recorded in OCI		54	5	1
Purchases/ Issuances		29	71	72
Sales/ Settlements		(111)	(8)	(40)
Transfers into/out of Level 3		(9)	(8)	33
Fair value, ending balance		1,988	2,012	1,901
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	11
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		34
Gains/(losses) recorded in OCI		1
Fair value, ending balance		35	34
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,978
Gains/(losses) recorded in income	[1]	13
Gains/(losses) recorded in OCI		53
Purchases/ Issuances		29
Sales/ Settlements		(111)
Transfers into/out of Level 3		(9)
Fair value, ending balance		1,953	1,978
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	11
Derivative financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		20	10	35
Gains/(losses) recorded in income	[1]		3	1
Purchases/ Issuances			4	(2)
Sales/ Settlements				(8)
Transfers into/out of Level 3			3	(16)
Fair value, ending balance			20	$ 10
Derivative financial assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases/ Issuances		2
Fair value, ending balance		2
Derivative financial assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		58
Gains/(losses) recorded in income	[1]	(12)
Purchases/ Issuances		7
Transfers into/out of Level 3		(8)
Fair value, ending balance		45	58
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[3]	(12)
Derivative financial assets [member] | Commodity Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		6
Gains/(losses) recorded in income	[1]	1
Fair value, ending balance		7	6
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	1
Derivative financial assets [member] | Credit Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1
Fair value, ending balance		1	1
Derivative financial assets [member] | Foreign exchange and gold contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases/ Issuances		1
Fair value, ending balance		1
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(23)
Gains/(losses) recorded in income	[1]	3
Purchases/ Issuances		(1)
Sales/ Settlements		8
Fair value, ending balance		(13)	(23)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[4]	3
Commodity Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(9)
Gains/(losses) recorded in income	[1]	(4)
Fair value, ending balance		(13)	(9)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(4)
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(12)
Gains/(losses) recorded in income	[1]	(4)
Purchases/ Issuances		(9)
Transfers into/out of Level 3		(13)
Fair value, ending balance		(38)	(12)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[3]	(4)
Credit Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(1)
Gains/(losses) recorded in income	[1]	1
Fair value, ending balance			$ (1)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	$ 1

[1]	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
[2]	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
[3]	Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.
[4]	Certain unrealized gains and losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.